UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-22189
OOK, Inc.
(Exact name of registrant as specified in charter)
One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK 73102
(Address of principal executive offices) (Zip code)
Keith D. Geary
One Leadership Square, Suite 200
211 North Robinson
Oklahoma City, OK 73102
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-405-235-5753
Date of fiscal year end: December 31
Date of reporting period: December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

OOK

OOK EXCHANGE TRADED FUND™

2009 Annual Report

OKLAHOMA

Geary Advisors, LLC

December 31, 2009

Letter to Shareholders

Dear Shareholders,

As Chairman, President, and CEO of Geary Advisors, LLC, I am pleased to provide an introduction to the first Annual Report for OOK, Inc., the Oklahoma Exchange Traded Fund, which launched on October 29, 2009. Realizing that Oklahoma has strong values and economic potential, my wife, Joni, and I launched Geary Advisors, LLC in March 2008 to create an Oklahoma-based equity index exchange traded fund. The road to launch was much longer than we expected, but we are now pleased to say that the Oklahoma Exchanged Traded Fund — also referred to as “OOK” — is now trading on the New York Arca Stock Exchange.

OOK is invested in a portfolio of securities that replicates a benchmark index of publicly traded companies that are headquartered in Oklahoma. At year-end, each share of OOK represents an investment in 29 companies, providing both institutional and retail investors with the ability to invest in a variety of Oklahoma’s industries and publicly traded companies. The index is re-balanced at the end of each quarter to ensure no one company comprises a disproportionate share of the fund.

OOK is based on the SPADE Oklahoma Index which measures the market capitalization of Oklahoma’s publicly traded companies. At December 31, 2009, the weightings of the industries comprising the fund included 3.0% in building products, 2.9% in chemicals, 7.1% in commercial banks, 3% in diversified consumer services, 11.1% in energy equipment & services, 4.2% in gas utilities, 3% in hotels, restaurants and leisure, 1.5% in household products, 3.2% in multi-utilities, 58.2% in oil, gas & consumable fuels, and 3% in road and rail.

As shares of the Fund are purchased, Geary Advisors will also make an important investment in the future of our children. At least 10 percent of OOK’s management fees will be contributed to support Aaron’s Bridge, a non-profit organization established to provide more treatment options for children with developmental disabilities including the Autism Spectrum Disorder. Joni and I established Aaron’s Bridge as a result of our family’s personal experience with autism, and we can attest to the fact that there is hope for recovery.

We believe your investment in the Oklahoma Exchange Traded Fund is an excellent opportunity to bring attention to our state and to showcase the investment value that Oklahoma’s publicly traded companies may offer. Thank you for helping us bring even more national attention to Oklahoma’s companies and to the state’s economic potential.

I am honored to serve as Chairman, President and CEO for Geary Advisors, LLC and I am so proud of the success of OOK.

Please review the enclosed annual report and feel free to discuss your thoughts and concerns with a trusted advisor. The professionals associated with the Oklahoma Exchange Traded Fund are grateful for the opportunity to serve you.

Best Regards,

Keith D. Geary
Chairman, President and CEO

OOK, Inc.
Fund Profile

	Top Ten Holdings*			Sector Distribution*
			% of		% of
	Security	Symbol	Net Assets	Sector	Net Assets
1	Chesapeake Energy Corp.	CHK	6.2%	Consumer Discretionary	6.0%
2	Williams Cos., Inc.	WMB	6.2%	Consumer Staples	1.5%
3	Devon Energy Corp.	DVN	6.2%	Energy	69.3%
4	Continental Resources, Inc.	CLR	6.2%	Financials	7.1%
5	ONEOK Partners LP	OKS	5.3%	Industrials	6.0%
6	ONEOK, Inc.	OKE	4.2%	Materials	2.9%
7	Magellan Midstream Partners LP	MMP	4.1%	Utilities	7.4%
8	Helmerich & Payne, Inc.	HP	3.8%
9	OGE Energy Corp.	OGE	3.2%
10	Williams Pipeline Partners LP	WMZ	3.0%

*	As of December 31, 2009. Holdings subject to change.

OOK, Inc.
Fund Expense Example

December 31, 2009

As a shareholder of the Fund, you incur the following expenses: a) advisory fees and b) transaction costs. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period October 28, 2009* to December 31, 2009” to estimate the expenses you paid on your account during this period. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes
The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expenses Paid
		Beginning	Ending	During the Period
	Annualized	Account Value	Account Value	October 28, 2009*
	Expense Ratios	October 28, 2009*	December 31, 2009	to December 31, 2009

OOK, Inc.
Actual	0.20%	$1,000.00	$1,110.00	$0.37 †
Hypothetical (5% return before expenses)	0.20%	1,000.00	1,024.20	$1.02 ††

*	Commencement of investment operations.

†	Expenses are calculated using the Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 64/365 (to reflect the period since commencement of operations).

††	Expenses are calculated using the Fund’s annualized expense ratio, multipled by the average account value for the period, multipled by 184/365 (to reflect the one-half year period).

OOK, Inc.
Frequency Distribution of Premium and Discount

December 31, 2009

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV”, is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Closing Price” of the Fund generally is determined using the closing price on the stock exchange which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund. The information shown for the Fund is for the period from the October 28, 2009, commencement of investment operations, through December 31, 2009.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

	Days Closing Below NAV		Days Closing Above NAV
Premium/Discount	Number of	% of Total	Number of	% of Total
Range	Days	Days	Days	Days

0.00%–0.249%	7	15.91%	8	18.18%
0.25%–0.499%	6	13.64%	8	18.18%
0.50%–0.749%	3	6.82%	5	11.35%
0.75%–0.999%	1	2.27%	2	4.55%
1.00% or more	2	4.55%	2	4.55%

OOK, Inc.
Schedule of Investments Summary Table

December 31, 2009

% of
Industry	Net Assets

Building Products	3.0%
Chemicals	2.9
Commercial Banks	7.1
Diversified Consumer Services	3.0
Energy Equipment & Services	11.1
Gas Utilities	4.2
Hotels, Restaurants & Leisure	3.0
Household Products	1.5
Multi-Utilities	3.2
Oil, Gas & Consumable Fuels	58.2
Road & Rail	3.0

Total Investments	100.2
Liabilities in excess of other assets	(0.2)

Net Assets	100.0%

OOK, Inc.
Schedule of Investments

December 31, 2009

Number		Fair
of Shares		Value

	Common Stock—100.2%
	Building Products—3.0%
5,048	AAON, Inc.	$98,386

	Chemicals—2.9%
6,900	LSB Industries, Inc.*	97,290

	Commercial Banks—7.1%
2,668	BancFirst Corp.	98,823
2,080	BOK Financial Corp.	98,841
5,131	Southwest Bancorp, Inc.	35,609

		233,273

	Diversified Consumer Services—3.0%
2,410	Pre-Paid Legal Services, Inc.*	99,003

	Energy Equipment & Services—11.1%
9,365	Bronco Drilling Co., Inc.*	47,481
3,125	Helmerich & Payne, Inc.	124,625
8,988	Matrix Service Co.*	95,722
2,318	Unit Corp.*	98,515

		366,343

	Gas Utilities—4.2%
3,084	ONEOK, Inc.	137,454

	Hotels, Restaurants & Leisure—3.0%
9,680	Sonic Corp.*	97,478

	Household Products—1.5%
2,564	Orchids Paper Products Co.*	51,331

	Multi-Utilities—3.2%
2,853	OGE Energy Corp.	105,247

	Oil, Gas & Consumable Fuels—58.2%
3,566	Alliance Holdings GP LP*	97,887
2,274	Alliance Resource Partners LP*	98,623
2,285	Arena Resources, Inc.*	98,529
7,907	Chesapeake Energy Corp.	204,634
4,741	Continental Resources, Inc.*	203,341
2,768	Devon Energy Corp.	203,448
7,142	GMX Resources, Inc.*	98,131
8,602	Gulfport Energy Corp.*	98,493
3,125	Magellan Midstream Partners LP*	135,406
2,821	ONEOK Partners LP	175,748
10,573	SandRidge Energy, Inc.*	99,703
9,664	Williams Cos., Inc.	203,717
3,250	Williams Partners LP*	99,678
4,203	Williams Pipeline Partners LP*	99,821

		1,917,159

	Road & Rail—3.0%
3,847	Dollar Thrifty Automotive Group, Inc.*	98,522

	Total Investments
	(Cost $3,069,311)—100.2%	3,301,486
	Liabilities in Excess of Other Assets—(0.2)%	(6,541)

	Net Assets— 100.0%	$3,294,945

*	Non-Income producing security.

The accompanying notes are an integral part of these financial statements.

OOK, Inc.
Statement of Assets and Liabilities

December 31, 2009

ASSETS:
Investments at fair value (cost $3,069,311)	$3,301,486
Cash	112,090
Receivables:
Dividends	984
Investments sold	840,535

Total Assets	4,255,095

LIABILITIES:
Payables:
Investments purchased	956,626
Dividends	2,982
Accrued unified advisory fees	542

Total Liabilities	960,150

NET ASSETS	$3,294,945

NET ASSETS CONSIST OF:
Capital Stock	$2,971,162
Accumulated net realized gain on investments	91,608
Net unrealized appreciation on investment	232,175

Net Assets	$3,294,945

Shares outstanding (1,000,000 shares authorized, $0.001 par value)	103,483
Net asset value, per share	$31.84

Share Price	$32.11

The accompanying notes are an integral part of these financial statements.

OOK, Inc.
Statement of Operations

For the Period October 28, 20091 through December 31, 2009

INVESTMENT INCOME:
Dividend income	$4,056

EXPENSES:
Unified advisory fees	1,091

Net Investment Income	2,965

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investments	91,625
Net change in unrealized appreciation on investments	232,175

Net realized and unrealized gain on investments	323,800

Net increase in net assets resulting from operations	$326,765

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

OOK, Inc.
Statement of Changes in Net Assets

For the Period October 28, 20091 through December 31, 2009

OPERATIONS:
Net investment income	$2,965
Net realized gain on investments	91,625
Net change in unrealized appreciation on investments	232,175

Net increase in net assets resulting from operations	326,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,965)
Net realized gain from investments	(17)

Total distributions to shareholders	(2,982)

DISTRIBUTIONS TO ADVISOR FROM:
Return of Capital to Advisor (Note 4)	(1,000)

Total distributions to shareholders	(1,000)

SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	2,871,162

Increase in Net Assets	3,193,945

NET ASSETS:
Beginning of period	101,000

End of period	$3,294,945

CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	2,500
Adjustment to initial seed shares (Note 4)	983
Shares sold	100,000

Shares outstanding, end of period	103,483

[1]	Commencement of investment operations.

The accompanying notes are an integral part of these financial statements.

OOK, Inc.
Financial Highlights

For the Period
October 28, 2009[1]
through
December 31, 2009
PER SHARE OPERATING PERFORMANCE:
Net asset value at beginning of period (Note 4)[2]	$28.71

Net investment income[3]	0.03
Net realized and unrealized gain on investments	3.13

Total from operations	3.16

DISTRIBUTION TO SHAREHOLDERS FROM:
Net investment income	(0.03)
Net realized gain from investments[4]	—

Total distributions to shareholders	(0.03)

Net asset value at end of period	$31.84

Share price at end of period[5]	$32.11

NET ASSET VALUE TOTAL RETURN[6]	11.00%
SHARE PRICE TOTAL RETURN[6]	11.84%

RATIO/SUPPLEMENTAL DATA:
Net assets at end of period (000’s omitted)	$3,295
Ratio to average net assets of:
Expenses[7]	0.20%
Net investment income[7]	0.54%
Portfolio turnover rate[8]	28%

1	Commencement of investment operations.

2	Beginning net asset value after adjustment to initial seed shares and return of capital to Advisor.

3	Based on average shares outstanding.

4	Rounds to zero.

5	The closing price on the Fund’s primary exchange.

6	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca. Total return calculated for a period of less than one year is not annualized.

7	Annualized.

8	Portfolio turnover is not annualized.

The accompanying notes are an integral part of these financial statements.

OOK, Inc.
Notes to Financial Statements

December 31, 2009

1.	Organization
OOK, Inc. (the “Fund”) was organized as a Maryland corporation on February 25, 2008. The Fund is registered with the SEC under the 1940 Act as an open-end, non-diversified management investment company. Fund shares are listed for secondary trading on the NYSE Arca under the symbol OOK. The Fund commenced investment operations on October 28, 2009 and began trading on October 29, 2009. The Fund had no substantive operations prior to October 28, 2009.

The Fund attempts to replicate, before fees and expenses, the performance of the SPADE® Oklahoma Index, a benchmark index consisting of companies that are publicly traded and that have their headquarters or principal place of business in Oklahoma or that generate a significant portion of their revenues in Oklahoma.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies of the Fund:

Investment Valuation
Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ closing price.

The Net Asset Value (“NAV”) per share of the Fund is computed by dividing the value of the net assets of the Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates the Fund’s NAV at the close of the regular trading session on the NYSE ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions
Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the specific identification method.

Distribution to Shareholders
Each Fund shareholder is entitled to their share of the Fund’s income and net realized gains on investments. The Fund pays out substantially all of its net earnings to its shareholders as “distributions.” Income dividends, if any are generally distributed to shareholders quarterly. Net capital gains are distributed at least annually.

Investment Income
Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses
The Fund pays Geary Advisors, LLC a unified advisory fee. Geary Advisors, LLC has agreed to pay all other fees and expenses associated with the Fund’s operation, including but not limited to, the transfer agent, the administrator and accounting agent, the custodian, brokerage expenses, taxes, interest, fees and expenses of counsel to the Fund, fees and expenses of the disinterested directors (including legal counsel fees), fees and expenses of the chief compliance officer and expenses associated with the Fund’s compliance program, litigation expenses, fees and expenses of the Fund’s independent auditors, registration fees, expenses associated with compliance by the Fund with regulatory mandates, including those relating to the development and distribution of its prospectus and shareholder reports, and extraordinary

OOK, Inc.
Notes to Financial Statements (Continued)

December 31, 2009

expenses. Expenses associated with the Fund’s operations totaled approximately $34,000 for the period October 28, 2009 through December 31, 2009.

Additionally, expenses incurred in connection with organizing the Fund and the offering of its shares were paid by Geary Advisors, LLC or its parent company, The Geary Companies, Inc. The Fund does not have an obligation to reimburse Geary Advisors, LLC or its affiliates for organization and offering expenses paid on its behalf. Organization and initial offering expenses incurred totaled approximately $670,000.

Indemnification
Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnification to other parties. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred, and may not occur. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual amounts could differ from those estimates.

3.	Advisory Fees and Other Agreements
Geary Advisors, LLC, formerly OOK Advisors, LLC, (the “Advisor”) serves as the investment advisor to the Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), which sets forth the terms and conditions of Advisor’s engagement as the Fund’s investment advisor. Pursuant to the Advisory Agreement, the Advisor is responsible for the general management and administration of the Fund in accordance with the Fund’s investment objectives, policies and strategies, subject to the supervision of the Board of Directors (the “Board”). Pursuant to the Advisory Agreement, the Advisor is authorized to engage one or more sub-advisors for the performance of any of the services to be provided by the Advisor under the Advisory Agreement. Under the Advisory Agreement, the Advisor is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate.

For the services it provides to the Fund, the Advisor receives a unified advisory fee equal to an annual rate of .20% of the Fund’s average daily net assets.

ALPS Distributors, Inc. serves as the distributor of Creation Units for the Fund on an agency basis. The distributor will not maintain a secondary market in shares of the Fund.

The Bank of New York Mellon Corp. serves as the Fund’s administrator, custodian and transfer agent.

4.	Adjustment to Initial Seed Shares and Return of Capital to Advisor
Prior to commencement of investment operations on October 28, 2009, adjustments were made to the number of seed shares outstanding and the initial NAV of the Fund that were presented in the seed financial statements dated December 31, 2008 that are included in the Fund’s Statement of Additional Information. Also, effective prior to commencement of investment operations, capital of $1,000 was returned to the Advisor so as to adjust its contributed capital to $100,000. These adjustments had no impact on the performance of the Fund.

OOK, Inc.
Notes to Financial Statements (Continued)

December 31, 2009

5.	Creation and Redemption Transactions
The Fund issues and redeems shares at NAV, only in large blocks typically consisting of 50,000 shares or more (“Creation Units”). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication of the securities included in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

In connection with the effectiveness of its registration statement on Form N-1A and upon commencement of investment operations on October 28, 2009, the Fund issued creation units consisting of 100,000 Fund shares in exchange for an in-kind contribution of a portfolio of equity securities substantially replicating the securities included in the Fund’s underlying index. The fair value of the portfolio on the date of exchange was approximately $2,871,000.

6.	Fair Value Measurement
The Fund utilized various inputs in determining the value of the Fund investments. These inputs are summarized in the three broad levels as follows:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund investments at December 31, 2009:

Assets	Level 1	Total

Common Stocks	$3,301,486	$3,301,486

For the period ended December 31, 2009 the Fund did not hold any Level 2 or Level 3 securities.

7.	Investment Transactions
The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended December 31, 2009 were as follows:

Purchases	Sales

$956,626	$840,535

For the period ended December 31, 2009, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Purchases	Sales

$2,871,162	$—

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

OOK, Inc.
Notes to Financial Statements (Continued)

December 31, 2009

8.	Federal Income Tax
The Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Internal Revenue code”). If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to shareholders.

At December 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

	Gross	Gross	Net
	Unrealized	Unrealized	Unrealized
Cost	Appreciation	Depreciation	Appreciation

$3,069,311	$257,600	$(25,425)	$232,175

At December 31, 2009, the components of accumulated earnings on a tax-basis were as follows:

Undistributed	Undistributed		Total
Ordinary	Capital and	Net Unrealized	Accumulated
Income	Other Gains	Appreciation	Earnings

$91,608	$—	$232,175	$323,783

The tax character of distributions paid during the fiscal year ended December 31, were as follows:

Distributions Paid From Ordinary Income

$2,982

At December 31, 2009, for Federal income tax purposes, the Fund did not have capital loss carryforwards available to offset future capital gains.

Capital losses incurred after October 31 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At December 31, 2009, the Fund neither incurred, nor elected to defer, net capital losses.

Financial reporting rules prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Such rules require management of the Fund to analyze all open tax years as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. If applicable, the Fund will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expense on the Statements of Operations. As of and during the period ended December 31, 2009, the Fund did not have a liability for any unrecognized tax benefits.

The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. As of December 31, 2009, open Federal and state income tax years include the tax year ended December 31, 2009.

9.	Risks

Non-Correlation Risk
The Fund’s return may not match the return of the SPADE® Oklahoma Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the SPADE® Oklahoma Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the SPADE® Oklahoma Index. The Fund may not be fully invested at all times, either as a result of cash flows into the Fund or reserves of cash held by the

OOK, Inc.
Notes to Financial Statements (Continued)

December 31, 2009

Fund to meet redemptions and expenses. If the Fund utilizes a sampling approach, its return may not correlate as well with the return on the SPADE® Oklahoma Index, as would be the case if it purchased all of the stocks in the SPADE® Oklahoma Index with the same weightings as the SPADE® Oklahoma Index.

Geographic Concentration Risk
Because the Fund will invest substantially all of its assets in the securities of companies that have their headquarters or principal place of business located in Oklahoma or that generate a significant portion of their revenues in Oklahoma, the Fund may be impacted by events or conditions affecting Oklahoma to a greater extent than a fund that did not focus its investments in that manner. For example, political and economic conditions and changes in regulatory, tax or economic policy in Oklahoma could significantly affect Oklahoma’s market. However, some of the companies that have their headquarters or principal place of business in Oklahoma may be national or international in nature and may therefore generate a substantial, or even a predominant, amount of its business and revenue from outside Oklahoma. These companies may be impacted to a lesser degree by events and conditions impacting Oklahoma and its economy and would be impacted to a much greater degree by events and conditions in those areas where significant amounts of its business or revenue are generated.

Energy Concentration Risk
Initially, a large percentage of the Fund’s assets may be invested in companies in the energy business. The energy business consists of oil and gas drilling and production companies, pipeline companies, drilling companies and other business that are dependent on the exploration for and production of oil and gas. This concentration provides particular risks related to those companies. Companies in the energy business may be adversely affected by changes in world wide energy prices, exploration, production spending and changes in exchange rates. Companies in the energy business are also affected by changes in government regulation, world events and adverse economic conditions. In addition, these companies are at risk for environmental damage claims. Companies in the energy business could be adversely affected by commodity price volatility, imposition of import or export controls, increased competition, depletion of natural resources, technological developments, labor relations and international terrorist intervention. Prices for oil and natural gas dropped drastically in the 1980’s and in 2008. There is no assurance that it could not happen again. Likewise, continued emphasis on developing alternative fuels could result in lower oil and gas prices.

OOK, Inc.
Report of Independent Registered Public Accounting Firm

Shareholders and
Board of Directors
OOK, Inc.

We have audited the accompanying statement of assets and liabilities of OOK, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2009, and the related statements of operations, changes in net assets and financial highlights for the period from October 28, 2009 (commencement of investment operations) through December 31, 2009. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purposes of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and broker or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of OOK, Inc. as of December 31, 2009, the results of its operations, the changes in its net assets and the financial highlights for the period from October 28, 2009 (commencement of investment operations) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

Oklahoma City, Oklahoma
February 26, 2010

OOK, Inc.
Supplemental Information (Unaudited)

December 31, 2009

Federal Tax Status of Dividends Declared during the Tax Year
For Federal Income tax purposes, dividends from short-term capital gains are classified as ordinary income. The percentage of ordinary income distribution designated as qualifying for the corporate dividend received deduction (“DRD”), and the individual qualified dividend rate (“QDI”) is presented below.

	DRD	QDI

OOK, Inc.	100%	100%

OOK, Inc.
Board Review of Investment Advisory Agreement

The following paragraphs summarize the material information and factors considered by the Board of Directors, including the directors who are not interested persons of the Fund (the “Independent Directors”), in connection with the approval of the Investment Advisory Agreement by and between the Fund and Geary Advisors, LLC (as amended, the “Investment Advisory Agreement”) as well as their conclusions relative to such factors.

Nature, Extent and Quality of Services Provided by Geary Advisors, LLC
The Board considered the services that Geary Advisors, LLC provides to the Fund pursuant to the Investment Advisory Agreement which include: (i) furnishing continuously an investment program for the Fund; (ii) managing the investment and reinvestment of the Fund’s assets; (iii) determining which investments shall be purchased, held, sold or exchanged for the Fund and what portion, if any, of the assets of the Fund shall be held uninvested; (iv) making changes on behalf of the Company in the investments for the Fund; (v) voting proxies for the Company, filing ownership reports under Section 13 of the Securities Exchange Act of 1934 and taking other actions on behalf of the Fund as a shareholder of the underlying securities contained in the Fund’s portfolios and (vi) rendering reports to the Company’s officers and the Board concerning the Advisor’s discharge of the foregoing responsibilities.

Based on its evaluation of the services that the Advisor provides, the Board concluded that the nature and scope of the Advisor’s services are reasonable and satisfactory. Further, the Board concluded that Geary Advisors, LLC has adequate personnel and systems in place, as well as other resources, to assure the Board that the Advisor will furnish high quality services to the Fund.

Investment Performance
The Board considered the Advisor’s Investment Performance. The Board recognized that performance information was extremely limited as the Advisor and the Fund have operated for a short period of time. The Board concluded that Geary Advisor’s investment performance supports a decision to approve the proposed Advisory agreement.

Advisory Fees
The Board then discussed and reviewed the Advisory Fees. It was noted that the fees payable to the Advisor pursuant to the Investment Advisory Agreement are equal (on an annual basis) to 0.20% of the Fund’s assets managed by Geary Advisors. LLC. Based on its evaluation of the fees payable pursuant to the Advisory agreement and the services to be provided by the Geary Advisors, LLC, the Board concluded that the fees payable to the Advisor are very reasonable.

Economies of Scale
The fee payable to the Advisor pursuant to the Investment Advisory Agreement is a flat fee that does not include breakpoints that would allow the Fund to recognize economies of scale as the Fund’s assets increase. In its evaluation of the Investment Advisory Agreement, the Board took into consideration the Fund’s inability to recognize economies, but concluded that the fee is reasonable and satisfactory as it currently exists, without breakpoints. The Board noted that the Advisor pays all other expenses of the Fund.

Conclusion
On the basis of the foregoing, and without assigning particular weight to any single factor, the Board, including all of the Independent Directors, determined to approve the Investment Advisory Agreement.

OOK, Inc.
Board of Directors and Officers

The business and affairs of the Company is managed under the direction of its Board of Directors (the “Board”). Each Director serves until his termination, retirement, resignation, or death; or as otherwise specified in the Company’s organizational documents. The Board is currently comprised of three (3) Directors, of whom two (2) Directors are not “interested” persons of the Fund or the Advisor, as defined under the 1940 Act (“Disinterested Directors”). The mailing address of the Directors and officers is One Leadership Square, Suite 200, 211 North Robinson, Oklahoma City, Oklahoma 73102. Certain information about the Company’s Directors and its executive officers is set forth below.

Term of
Office and
	Position(s)	Length of	Principal
	Held	Time	Occupation(s)	Other Directorships
Name and Year of Birth	with Fund	Served	During Past 5 Years	held by Director

Interested Directors:
Keith D. Geary[1] 1959	Chairman and Chief Executive Officer	Since 2008	Geary Advisors, LLC 03/2008 to Present- Chairman, President, and CEO	Geary Advisors, LLC Geary Securities, Inc. TXF Funds, Inc.
Geary Securities, Inc. 04/2007 to Present- Chairman, President and CEO
UMB Bank 06/1997 to 04/2007-Vice President-Investment Banking Division-Kansas City, Missouri
Disinterested Director(s):
Earnest Frank Parrish* 1958		Since 2009	Corporate Care, Inc. 2003 to Present-President/CEO	Geary Advisors, LLC TXF Funds, Inc.
Mike Braun* 1959		Since 2008	The Bank of Union 2006 to Present-CFO	Geary Advisors, LLC TXF Funds, Inc. The Bank of Union Heartline, Inc.

*	Member of the Audit and Nominating Committees.

[1]	Mr. and Mrs. Keith D. Geary each own 50% of The Geary Companies, Inc., an Oklahoma Corporation. The Geary Companies, Inc. is a controlling person of Geary Advisors, LLC and the Company, the sole member and manager of the Advisor, and owner of Geary Securities, Inc.

OOK, Inc.
Board of Directors and Officers (Continued)

Term of
Office and
		Length of	Principal
	Position(s) Held	Time	Occupation(s)	Other Directorships
Name and Year of Birth	with Fund	Served	During Past 5 Years	held by Director

Executive Officers:
Keith D. Geary 1959	Chairman and Chief Executive Officer	Since 2008	Geary Advisors, LLC 03/2008 to Present- Chairman, President, and CEO	Geary Advisors, LLC Geary Securities, Inc. TXF Funds, Inc.
Geary Securities, Inc. 04/2007 to Present-Chairman, President and CEO
Gary Pinkston 1946	Vice President, Principal Financial and Accounting Officer and Secretary	Since 2008	Geary Advisors, LLC 03/2008 to Present-Vice President, Principal Financial and Accounting Officer and Secretary	N/A
Geary Securities, Inc. 2007 to Present-Chief Administrative Officer
UMB Bank 2006 to 2007-Manager, Correspondent Banking-Oklahoma City, OK 1999 to 2006-Manager, Investment Operations-Kansas City, Missouri
UMB Bank 06/1997 to 04/2007-Vice President-Investment Banking Division-Kansas City, Missouri

Investment Advisor

Geary Advisors, LLC
One Leadership Square, Suite 200
211 North Robinson,
Oklahoma City, Oklahoma 73102

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Legal Counsel

McAfee & Taft A Professional Corp.
Two Leadership Square
211 North Robinson, 10th Floor
Oklahoma City, Oklahoma 73102

Independent Registered Public Accounting Firm

Grant Thornton, LLP
211 North Robinson, Suite 1200
Oklahoma City, Oklahoma 73102

Administrator, Custodian & Transfer Agent

The Bank of New York Mellon
One Wall St.
New York, New York 10286

You may obtain a description of the OOK, Inc. proxy voting, policies, procedures and information regarding how the Fund voted proxies relating to portfolio securities during the 12-month period ending June 30 (available by August 31) without charge, upon request, by calling 1-405-235-5757 or visiting the Fund’s website www.ooketf.com, or by accessing the SEC’s website at www.sec.gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.sec.gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s objectives and policies, experience of its management, marketability of shares and other information.

OOK EXCHANGE TRADED FUND

OOK

www.ooketf.com

211 North Robinson, Suite 200
Oklahoma City, OK 73102

Annual Report, December 31, 2009

Item 2. Code of Ethics.
a). The Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
b). There have not been any changes to the Code of Ethics.
c). Not Applicable
d). During the period, Registrant granted no waivers from the provisions of its code of ethics that applies to the Registrant’s Principal Executive Officer, Principal Financial Officer or persons performing similar functions.
e). Not Applicable
f). Attached
Item 3. Audit Committee Financial Expert.
a). The Registrant’s Board of Directors has one audit committee financial expert serving on its audit committee, an “independent” Director, Mike Braun. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Directors in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
a). Audit Fees: the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the audit are as follows:
2009: $57,750
2008:  45,390
b). Audit-Related Fees: the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this item are as follows:
2009: N/A
2008: N/A

c). Tax Fees, the aggregate fees billed in each of the previous last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are as follows:
2009: N/A
2008: N/A
d). All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) and (c) of this Item are as follows:
2009: N/A
2008: N/A
e) Audit Committee Pre-Approval Policies and Procedures.
          (i) Per Rule 2-01(c)(7)(A), the Audit Committee pre-approves all of the Audit, Audit-Related, Tax and Other Fees of the Registrant.
          (ii) 100% of services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(A) of Rule 2-01 of Regulation S-X.
(f) No response required.
(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Funds, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the Registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Funds for the last two fiscal years is as following:
2009: N/A
2008: N/A
(h) Not Applicable
Item 5. Audit Committee of Listed Registrants.
(a) The Fund has a designated Audit Committee in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934 (the “Exchange Act”) and all independent Directors are members of such committee.
(b) Not applicable.
Item 6. Schedule of Investments.
     (a) Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
     (b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.
Not Applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not Applicable.
Item 11. Controls and Procedures.
(a) The Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.
(b) There were no significant changes in the Registrant’s internal controls over financial reporting or in other factors that could significantly affect these controls subsequent to the date of their evaluation.
Item 12. Exhibits.
(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached.
(b) Separate certifications for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17CFR 270.30a-(a)).

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: OOK, Inc.
By:	/s/ Keith D. Geary
Keith D. Geary, Principal Executive Officer

Date: February 26, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Registrant: OOK, Inc.
By:	/s/ Keith D. Geary
Keith D. Geary, Principal Executive Officer

Date: February 26, 2010

By:	/s/ Gary Pinkston
Gary Pinkston, Principal Financial Officer

Date: February 26, 2010